Share Capital and Equity Compensation - Summary of Changes to the Number of Shares Outstanding (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding beginning balance	1,650
Issued on separation		2,171
Converted into shares	(1,138)	(1,191)
Granted	1,936	670
Cancelled	(39)
Number of shares outstanding ending balance	2,409	1,650
DSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding beginning balance	95
Issued on separation		225
Converted into shares		(130)
Granted	99
Number of shares outstanding ending balance	194	95
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding beginning balance	628
Issued on separation		1,037
Converted into shares	(377)	(409)
Granted	442
Number of shares outstanding ending balance	693	628